STOCK-BASED COMPENSATION - Equity Incentive Plan (Details) - 2013 Equity Incentive Plan - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance of Common Stock	10,636,317	10,636,317
Shares issued pursuant to option exercises and restricted stock purchase agreements	1,940,361	1,769,776
Number of options to purchase shares have been granted and are currently outstanding	5,666,370	7,043,875
Shares of Common Stock remain available for issuance	3,029,586	1,823,666